Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI") - Rollforward of Accumulated Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Stockholders Equity [Line Items]
Beginning Balance AOCI December 31, 2011, Defined Benefit Plans Before-Tax	$ (44,429)
Ending Balance AOCI December 31, 2012, Defined Benefit Plans - Before Tax	(52,470)	(44,429)
Beginning Balance AOCI December 31, 2011, Defined Benefit Plans - Tax (Expense) Benefit	16,883
Ending Balance AOCI December 31, 2012, Defined Benefit Plans - Tax (Expense) Benefit	19,939	16,883
Beginning Balance AOCI December 31, 2011, Defined Benefit Plans - After-Tax	(27,546)
Ending Balance AOCI December 31, 2012, Defined Benefit Plans - After Tax	(32,531)	(27,546)
Beginning Balance AOCI December 31, 2011, FSIRS - Before-Tax	(35,138)
Ending Balance AOCI December 31, 2012, FSIRS - Before-Tax	(29,378)	(35,138)
Beginning Balance AOCI December 31, 2011, FSIRS - Tax (Expense) Benefit	13,353
Ending Balance AOCI December 31, 2012, FSIRS - Tax (Expense) Benefit	11,164	13,353
Beginning Balance AOCI December 31, 2011, FSIRS - After-Tax	(21,785)
Ending Balance AOCI December 31, 2012, FSIRS - After-Tax	(18,214)	(21,785)
Beginning Balance AOCI December 31,2011	(49,331)
Ending Balance AOCI December 31, 2012	(50,745)	(49,331)
Current period other comprehensive income (loss), Defined Benefit Plans - Before-Tax	(8,041)
Current period other comprehensive income (loss), Defined Benefit Plans - Tax (Expense) Benefit	3,056
Current period other comprehensive income (loss), Defined Benefit Plans - After-Tax	(4,985)	(8,138)	2,842
Current period other comprehensive income (loss), FSIRS - Before-Tax	5,760	(16,789)	(18,349)
Current period other comprehensive income (loss), FSIRS - Tax (Expense) Benefit	(2,189)
Net forward-starting interest rate swaps	3,571	(10,409)	(11,376)
Current period other comprehensive income (loss), AOCI	$ (1,414)